Retirement Benefit Plans - Summary of Actuarial Assumption Sensitivities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Description of changes in methods and assumptions	bps increase
Increase (decrease) in defined benefit obligation	£ (466)	£ (501)
General price inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Description of changes in methods and assumptions	bps increase
Increase (decrease) in defined benefit obligation	£ 341	374
Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Description of changes in methods and assumptions	Each additional year of longevity assumed
Increase (decrease) in defined benefit obligation	£ 185	£ 203